Crypto assets - Additional information about USDT (Details)		12 Months Ended
	Jul. 01, 2026 USD ($) item	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($) item
Quantities (in coins)
Balance at the beginning | item		4.47	82.32
Revenue recognized from cryptocurrencies mined | item			95.62
Hosting fees settled in cryptocurrencies | item			(7.6)
Proceeds from sale of cryptocurrencies | item			(165.87)
Service fees settled in BTC | item		(4.47)
Balance at the end | item			4.47
Cryptocurrencies, amount
Balance at the beginning		$ 178,687	$ 2,084,330
Revenue recognized from cryptocurrencies mined			2,888,482
Hosting fees settled in cryptocurrencies			(212,344)
Proceeds from sale of cryptocurrencies			(4,668,828)
Service fees settled in BTC		(426,250)
Realized gain on sale/exchange of cryptocurrencies		$ 247,563	94,149
Impairment loss of cryptocurrencies			(7,102)
Balance at the end			178,687
Proceeds from sale of crypto assets			$ 4,668,828
Subsequent Events
Cryptocurrencies, amount
Number of crypto currency units released from restrictions | item	7,238,549
Number of cryptocurrency units sold | item	3,000,000
Proceeds from sale of crypto assets	$ 267,665